Financial result (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Change in fair value of liabilities of warrants	(2,079)	10,945	(10,990)

Interest income	13,845	2,476	133
Foreign currency gains	5	6,940	5,542

Other financial income	13,850	9,416	5,675

Interest expenses	(831)	(1,038)	(566)
Foreign currency losses	(5,633)	(6,500)	(276)
Losses on financial instruments	(576)	(741)	(884)

Other financial expenses	(7,040)	(8,279)	(1,726)
Financial result	4,731	12,082	(7,041)